Preferred Stock	12 Months Ended
Dec. 31, 2022
Preferred Stock [Abstract]
Preferred Stock

Note 11: Preferred Stock
We are authorized to issue 20 million shares of preferred stock, without par value. Outstanding preferred shares rank senior to common shares both as to the payment of dividends and liquidation preferences but have no general voting rights. All outstanding preferred stock with a liquidation preference value, except for Series L Preferred Stock, may be redeemed for the liquidation preference value, plus any accrued but unpaid dividends, on any dividend payment date on or after the earliest redemption date for that series. Additionally, these same series of preferred stock may be redeemed following a “regulatory capital treatment event”, as described in the terms of each series. Capital actions, including redemptions of our preferred stock, may be subject to regulatory approval or conditions.
In addition, we are authorized to issue 4 million shares of preference stock, without par value. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share.
Table 11.1 summarizes information about our preferred stock.
Table 11.1: Preferred Stock

		December 31, 2022				December 31, 2021
(in millions, except shares)	Earliest redemption date	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value
DEP Shares
Dividend Equalization Preferred Shares (DEP)	Currently redeemable	97,000	96,546	$—	—	97,000	96,546	$—	—
Preferred Stock:
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A	—	4,025,000	3,967,986	3,968	3,200	4,025,000	3,967,995	3,968	3,200
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A	9/15/2023	69,000	69,000	1,725	1,725	69,000	69,000	1,725	1,725
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A	3/15/2024	34,500	33,600	840	840	34,500	33,600	840	840
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A	6/15/2024	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A	6/15/2025	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series Y
5.625% Non-Cumulative Perpetual Class A	Currently redeemable	27,600	27,600	690	690	27,600	27,600	690	690
Series Z
4.75% Non-Cumulative Perpetual Class A	3/15/2025	80,500	80,500	2,013	2,013	80,500	80,500	2,013	2,013
Series AA
4.70% Non-Cumulative Perpetual Class A	12/15/2025	46,800	46,800	1,170	1,170	46,800	46,800	1,170	1,170
Series BB
3.90% Fixed-Reset Non-Cumulative Perpetual Class A	3/15/2026	140,400	140,400	3,510	3,510	140,400	140,400	3,510	3,510
Series CC
4.375% Non-Cumulative Perpetual Class A	3/15/2026	46,000	42,000	1,050	1,050	46,000	42,000	1,050	1,050
Series DD
4.25% Non-Cumulative Perpetual Class A	9/15/2026	50,000	50,000	1,250	1,250	50,000	50,000	1,250	1,250
ESOP (2)
Cumulative Convertible		—	—	—	—	609,434	609,434	609	609
Total		4,776,800	4,714,432	$20,216	19,448	5,386,234	5,323,875	$20,825	20,057
(1)At the option of the holder, each share of Series L Preferred Stock may be converted at any time into 6.3814 shares of common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments. If converted within 30 days of certain liquidation or change of control events, the holder may receive up to 16.5916 additional shares, or, at our option, receive an equivalent amount of cash in lieu of common stock. We may convert some or all of the Series L Preferred Stock into shares of common stock if the closing price of our common stock exceeds 130 percent of the conversion price of the Series L Preferred Stock for 20 trading days during any period of 30 consecutive trading days. We declared dividends of $298 million on Series L Preferred Stock in each of the years 2022, 2021 and 2020.
(2)See the “ESOP Cumulative Convertible Preferred Stock” section in this Note for additional information.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares
of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). In October 2022, we redeemed all outstanding shares of our ESOP Preferred Stock in exchange for shares of the Company’s common stock. The redemption price was based on a fair market value of $618 million.
Dividends on the ESOP Preferred Stock were cumulative from the date of initial issuance and were payable quarterly at annual rates based upon the year of issuance. Each share of ESOP
Preferred Stock released from the unallocated reserve of the 401(k) Plan was converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock was also convertible at the option of the holder at any time, unless previously redeemed. We had the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

Table 11.2: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
(in millions, except shares)	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	—	189,225	$—	189	7.00%	8.00%
2017	—	135,135	—	135	7.00	8.00
2016	—	128,380	—	128	9.30	10.30
2015	—	68,106	—	68	8.90	9.90
2014	—	62,420	—	63	8.70	9.70
2013	—	26,168	—	26	8.50	9.50
Total ESOP Preferred Stock (1)	—	609,434	$—	609
Unearned ESOP shares (2)			$—	(646)
(1)At December 31, 2021, additional paid-in capital included $37 million related to ESOP Preferred Stock.
(2)We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock.